COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	Future minimum lease payments under these three agreements are as follows:
Year Ending December 31,
2018	$112,994
2019	76,995
$189,989